Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2022
Derivatives and Hedging
Schedule of balance sheet location and fair value of Company's derivative instruments, on a gross basis, under ASC 815

	Balance sheet	As of	As of
(in $millions)	location	December 31, 2022	December 31, 2021
Derivatives designated as hedging instruments
Interest rate swaps	Other non-current assets	$10	—
Derivatives not designated as hedging instruments
Earnout Shares	Earnout derivative liabilities	$90	—
		$100	—

Schedule of impact of changes in fair values of derivatives on other comprehensive income (loss) and on net income (loss)

	Amount of gain/(loss) recognized in				Amount of gain/(loss) recognized in
	other comprehensive loss				statements of operations
	Year ended				Year ended
	December 31			Statement of	December 31
	2022	2021	2020	operations location	2022	2021	2020
Derivatives designated as hedging instruments
Interest rate swap	$32	—	—	NA	—	—	—
Interest rate swap reclassed to statement of operations	(4)	—	—	Interest expense	$4	—	—
Derivatives not designated as hedging instruments
Earnout Share	NA	—	—	Fair value movement on earnouts and warrants derivative liabilities	10	—	—
Warrants	NA	—	—	Fair value movement on earnouts and warrants derivative liabilities	(2)	—	—
					$12	—	—